Off Balance Sheet Commitments	6 Months Ended
Jun. 30, 2025
Off-Balance Sheet Commitments [Abstract]
Off Balance Sheet Commitments
B.13. Off balance sheet commitments
Off balance sheet commitments to third parties as of December 31, 2024 are presented in Note D.21.1. to the consolidated financial statements for the year ended December 31, 2024.
The principal commitments entered into, amended or discontinued during the period are described below:
•In April 2025, Sanofi entered into a license and collaboration agreement with Earendil Labs for two bispecific antibodies in the field of autoimmune and inflammatory bowel diseases: HXN-1002 (targeting α4β7 and TL1A for potential treatment of moderate to severe ulcerative colitis and Crohn's disease) and HXN-1003 (targeting TL1A and IL23 for potential treatment of colitis and skin inflammation). Under the terms of the agreement, Earendil Labs received an upfront payment of $125 million, is eligible to receive up to a total of $1.7 billion in development and commercial milestone payments, and is eligible to receive tiered royalties on product sales.
As of June 30, 2025, Sanofi has not entered into any material new long-term renewable energy contract agreements as part of its sustainability strategy. The main existing agreements are presented in Note D.21.1. to the consolidated financial statements in the 2024 Form 20-F.